Stock Options and Warrants - 2013 S-1 July Registered Offering - July 19, 2013 - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Jul. 24, 2013	Jul. 19, 2013	Jul. 09, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued						837,602	64,983,988
Percentage of agent fee on gross proceeds from Offering		5.00%	5.00%
Warrant term				5 years	5 years
Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued						125,639,832
Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of agent warrants to purchase on units issued in offering		5.00%
Number of warrants issued		4,445
Warrants initial exercise price		$ 22.50
Warrant term		5 years
Percentage of Agent cash solicitation fee on gross proceeds		5.00%
Placement Agent Warrants [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants issued		666,666
Warrants initial exercise price		$ 0.15
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum amount of reimbursement payable to agent		$ 75
Warrants initial exercise price	$ 0.15	$ 0.15
Warrant term	65 days
Series B Warrants [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants initial exercise price							$ 0.15